Summary of Significant Accounting Policies - Schedule of Timing Revenue Recognition (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Total revenue	$ 1,519,772	$ 942,696	$ 1,945,315	$ 983,182
Products Transferred at a Point in Time [Member]
Total revenue	1,292,598
Products and Services Transferred Over Time [Member]
Total revenue	$ 227,174